Registration No. 33-31800

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Post-Effective Amendment No.   6
                                            -----


                                         and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No.  9
                                           --


                                  MADISON Bond Fund, Inc.
                           ------------------------------

                 (Exact Name of Registrant as Specified in Charter)

                    6411 Mineral Point Rd.  Madison, WI            53705
             -----------------------------------------------    --------

                  (Address of Principal Executive Offices)      (Zip Code)

          Registrant's Telephone Number, including Area Code  (608) 273-
                                                             -----------

          2020
          ----



              Frank E. Burgess, 6411 Mineral Point Rd.  Madison, WI  53705
           ---------------------------------------------------------------

                       (Name and Address of Agent or Service)

          Copy to :  John Rashke, Esq.
                     Ross & Stevens, S.C.
                     8000 Excelsior Drive  Suite 401
                     Madison, Wisconsin  53717-1914

          It is proposed that this filing will become effective

           X   on February 28, 1996 pursuant to paragraph (b) of Rule 485.
          ---





                                       MADISON
                                   BOND FUND, INC.

                                     PROSPECTUS

                                  February 28, 1996

               MADISON Bond Fund, Inc. (the `Fund'') is a mutual fund which has two investment objectives: (1) Production of current income consistent with its quality standards and (2) Preservation of capital. To achieve its objectives, the Fund will invest in investment grade bonds with an average dollar weighted maturity not to exceed 10 years. The Fund is sponsored by Madison Investment Advisors, Inc., which serves as its investment adviser and distributor of its shares.
               Investors may obtain a Statement of Additional Information, without charge, from the Fund's office listed below. The Statement of Additional Information contains further detailed information about the Fund and is dated February 28, 1996.
               This Prospectus sets forth concisely information that investors should know prior to investing. Investors should read this Prospectus and retain it for future reference.


          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION. NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY



          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                      =====================

                         Minimum Initial Investment - $1,000
                        Minimum Subsequent Investment - $100


                                                    MADISON Bond Fund, Inc.
                                                    6411 Mineral Point Road
                                                   Madison, Wisconsin 53705
                                                               608/273-2020
                                                               800/767-0300



          PROSPECTUS


          TABLE OF CONTENTS                                           Page
                                                                      ----

          Financial Highlights...........................................2
          Introduction to the Fund.......................................2
          Summary of Expenses............................................3
          Investment Objectives and Policies.............................3
          Investment Selection and Limitations...........................4
          Management of the Fund.........................................6
          Purchase of Shares.............................................7
          Redemption of Shares...........................................8
          Waivers and Reduced Charges....................................9
          Shareholder Inquiries and Reports..............................9
          Income Dividends, Capital Gain Distributions, and Taxes........9
          Reinvestment Plan for Distributions...........................10
          Description of Fund Shares....................................10
          Individual Retirement Account.................................10




                                FINANCIAL HIGHLIGHTS
          (For a share outstanding throughout the year)
          The following Financial Highlights of Madison Bond Fund, Inc.
          have been audited by Williams, Young & Associates, LLC, independent public accountants. The Independent Auditor's Report and additional information about the performance of the Fund is contained in the Annual Report to shareholders which may be obtained without charge.



                                           Period Ended December 31,

                                           -------------------------


                                    1995   1994   1993   1992   1991   1990*
    NET ASSET VALUE:
     Beginning of year...          $19.62 $21.21 $21.14 $21.87 $20.55 $20.00


    INCOME FROM INVESTMENT OPERATIONS:


     Net investment income..       $ 1.17 $ 1.15 $ 1.03 $ 1.08 $ 1.22 $  .51
     Net realized & unrealized gains
      or (losses) on securities      1.55  (1.59)   .24   (.21)  1.58    .55

     Total from invstmt operations $ 2.72 $ (.44)$ 1.27 $  .87 $ 2.80 $ 1.06


    LESS DISTRIBUTIONS:


     Dividends from net income.     $(1.17)$(1.15)$(1.03)$(1.04)$(1.27)$ (.51)
     Capital gains distributions.      .00    .00   (.17)  (.15)  (.21)   .00
     Return of capital                 .00    .00    .00   (.41)   .00    .00


    NET ASSET VALUE:


     End of year                    $21.17 $19.62 $21.21 $21.14 $21.87 $20.55

    TOTAL RETURN                     14.11% (2.11%) 6.04%  4.08% 14.01%  5.35%


    RATIOS:


     Operating expenses to
      average net assets              1.35%  1.18%  1.19%  1.51%  1.54%  1.57%
     Net income to average net assets 5.49%  5.50%  4.92%  5.40%  6.36%  3.65%
     Portfolio turnover rate         57.99% 78.29% 67.59% 95.80% 55.70%   .00%


    *The Fund began operations on April 23, 1990.



                              INTRODUCTION TO THE FUND

               The Fund is a diversified, open-end management company which offers investors the opportunity to own a professionally managed diversified portfolio of government and corporate bonds and money market instruments. There is a sales load of 2.5% of the offering price (2.56% of the net amount invested) when you buy the Fund's shares. In addition, there may be a 2% redemption fee if you redeem your shares before the end of the second calendar year following your purchase or a 1% redemption fee if you redeem your shares before the end of the third calendar year following your purchase. The Fund assets are also subject to a .25% annual distribution fee.



                         INVESTMENT OBJECTIVES AND POLICIES

                                Investment Objectives
               The investment objectives of the Fund are (1) production of current income consistent with its quality standards and (2) preservation of capital. The Fund seeks to achieve its objectives by investing in corporate debt securities, obligations of the U.S. Government and its Agencies and Instrumentalities and money market instruments. The Fund will invest at least 65% of its assets in bonds with the total portfolio having an average dollar weighted maturity of ten years or less.
               The Fund's advisor, Madison Investment Advisors, Inc. (the `Advisor'' see ``Management of the Fund'' page 6), believes that capital preservation can best be achieved through flexibility of investment strategies. Although the careful selection of bonds and money market instruments is the primary factor affecting the investment return of the Fund, the percentage of the Fund's assets which may be invested at any particular time in corporate bonds, U.S. Government and Government Agency bonds and money market instruments, and the average weighted maturity of the total portfolio will depend on management's judgment regarding the risks in the general market. The Fund's advisor monitors many factors affecting the market outlook, including economic, monetary and interest rate trends, market momentum, institutional psychology and historical similarities to current conditions.
               If management believes that market risks are high and bond prices in general are vulnerable to decline, the Fund may take certain temporary defensive actions such as reducing the average maturity of the Fund's bond holdings and increasing the Fund's cash reserves. Such `cash reserves'' are defined as short-term investments such as U.S. Treasury Bills, high-grade commercial paper, (rated in the top two rating classes by Standard & Poor's or Moody's) bank certificates of deposit or repurchase agreements. The objective of shortening maturities and holding substantial cash reserves, as defined above, is to reduce the Fund's exposure to bond price deprecition during period of rising interest rates, and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market. (Continued below the Summary of Expenses Table)


                                 SUMMARY OF EXPENSES
          This table is designed to assist shareholders in understanding the costs and expenses associated with investing in the Fund. These are estimates based on projected maximum expenses.

     Shareholder Transaction Expenses
      Maximum Sales Load Imposed on Purchases
       (as a percentage of offering price)                             2.5%
      Maximum Sales Load Imposed on Reinvested
       Dividends (as a percentage of offering price)                     0%

      Deferred Sales Load                                               N/A
      Redemption Fees (as a percentage
       of original purchase price or redemption proceeds,
       as applicable) Based on first three calendar years              2.0%*
            Exchange Fee                                                N/A



     Annual Fund Operating Expenses

       Management Fees                                                  .50%
       12b-1 Fees                                                       .25%
       Other Expenses                                                   .60%
      Total Fund Operating Expenses                                    1.35%

     Example                           1 Year**  3 Years  5 Years  10 Years
      You would pay the following
       expenses on a $1,000 investment,
       assuming (1) 5% annual return
       (before expenses) and (2)
       redemption at the end of each
       time period:                    $ 58.75   $ 67.76  $ 98.94   $187.39

      You would pay the following
       expenses on the same investment,
       assuming no redemption:         $ 38.75   $ 67.76  $ 98.94   $187.39

     *The redemption fee is 2% when shares are redeemed during the first or second calendar year following purchase and 1% during the third calendar year following purchase.
     **Assumes first calendar year ends June 30, 1997.
     This example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

     The purpose of this table is to assist prospective investors in under-standing the various costs and expenses that an investor in the Fund will bear directly and indirectly.




          It is the opinion of the Fund and its Advisor that the Fund's willingness to shorten maturities and hold substantial cash reserves during periods of market vulnerability are the most important factors in comparing the Fund's investment philosophy and strategies with those of most other mutual funds. In the advisor's opinion, most other mutual funds do not shorten maturities dramatically during volatile times. Under normal circumstances, when the advisor believes interest rates are stable or falling, the average dollar weighted maturity will be in the 5-10 year range. On the other hand, when the advisor believes interest rates are rising, the average dollar weighted maturity may be shortened dramatically to 1-2 years. It is the willingness to make these strategic shifts that differentiates the Fund's strategy from most other funds. It is the general intention of the Fund to maintain such defensive positions temporarily or until it perceives that a period of market vulnerability has passed.
               Changes in the level of interest rates will directly affect the market value of fixed income securities and the value of your Fund shares. A decline in interest rates will tend to increase their value, while a rise in interest rates will tend to decrease their value. The longer the maturity of a security the greater the price fluctuation will be. Limiting the average weighted maturity of the portfolio to ten years and shortening the average maturity during periods of rising interest rates will reduce the extent to which the value of Fund shares will fluctuate. The shorter the maturity of a bond the less volatile the price will be. There can be, of course, no assurance that the Fund will meet its investment objectives and that the Fund's shareholders can be protected from risks associated with bond investing.

                         INVESTMENT SELECTION AND LIMITATIONS

               The purpose of the Fund is to make available to investors an investment program under continuous supervision of experienced investment management. By purchasing shares of the Fund, investors obtain in a single investment an interest in a diversified bond portfolio. It should be recognized that such diversification does not eliminate the risk involved in all securities investments. Through ownership of shares of the Fund, as contrasted with ownership of a number of individual securities, investors are relieved of many details in the management of their investments while their bookkeeping and income tax records are greatly simplified. Ownership of shares in the Fund, however, does not constitute a complete financial program, and is not designed for investors primarily seeking capital appreciation.
               Fixed Income Securities. To achieve current income, the Fund intends to invest in corporate debt securities and obligations of the U.S. Government and its Agencies. Eligible corporate debt securities must be accorded one of the four highest quality ratings by Standard & Poor's or Moody's or, if unrated, judged by the Advisor to be a comparable quality. Bonds rated AAA, AA, or A by Standard & Poor's or Aaa, Aa, or A by Moody's indicate strong to high capacity of the company to pay interest and repay principal. However, the fourth highest rating, (e.g. BBB by Standard & Poor's or Baa by Moody's) indicates adequate capacity to pay interest and repay principal but suggests that adverse economic conditions may weaken the company's ability to meet these obligations. Securities rated Baa by Moody's and BBB by Standard & Poor's are regarded as having some speculative characteristics. These bonds are also more sensitive to economic changes than higher grade bonds. If a BBB or Baa bond held in the portfolio is downgraded by Standard and Poor's or by Moody's, the bond will be removed within twelve months following the downgrade.
               The Fund may invest in securities guaranteed by the U.S. Government which include direct obligations of the U.S. Treasury (Treasury bills, notes and bonds) and federal agency obligations. The payment of principal and interest on these securities is unconditionally guaranteed by the U.S. Government, and thus they are the highest quality rated debt security.
          Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Federal Home Administration, Federal Home Loan Banks, Federal National Mortgage Association and Government National Mortgage Association. The Fund may not invest in the securities of other investment companies.
                The Fund may invest in money market securities which include
          a) commercial paper (including variable rate master demand notes) rated at least A-2 by Standard and Poor's Corporation or Prime-2 by Moody's, or if not so rated, issued by a corporation which has outstanding debt obligations rated at least in the top two ratings by Standard and Poor's and Moody's; b) debt obligations (other than commercial paper) of corporate issuers which obligations are rated at least AA by Standard or Poor's or Aa by Moody's; and c) obligations of or guaranteed by the U.S. government, its agencies or instrumentalities. Money market securities are subject to the limitation that they mature within one year of the date of their purchase. Government money market securities include treasury bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States, as well as securities issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government.
               Repurchase Agreements. The Fund may hold repurchase agreements which are fully collateralized by a U.S. Government security. Repurchase agreements may be entered into with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities under which the bank or dealer agrees to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return, insulated from market fluctuation during such periods. While the underlying obligation is a U.S. Government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. Government and there is the risk that the seller may fail to repurchase the security. Not more than 10% of total net assets will be invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities. In general, the Fund will usually purchase overnight repurchase agreements which mature the following day.
               Covered Call Option Writing. As part of its investment strategy, for partially defensive purposes, the Fund may write covered call options, traded on a national securities exchange, with respect to its debt securities. Covered call option writing is a conservative technique designed to enhance income and attempt to hedge against price fluctuations. A call option gives the purchaser the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time during the option period. The premium or sales price of the option is paid to the writer for undertaking the obligations of the option contract. When a covered call is written by the Fund, it will make arrangements with the Custodian to segregate the appropriate portfolio securities or an equivalent market value of cash until the option is either exercised, expires or the Fund repurchases the option closing its obligations under the option contract. Call options are short-term contracts generally with durations of nine months or less and are listed on a national securities exchange. A call option sold by the Fund exposes the Fund to possible loss of opportunity to realize appreciation in the market value of the related security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of such security. Such option writing strategies will affect less than 25% of the total portfolio and will only be written on treasury or agency bonds. The Fund will not invest in puts, calls, straddles, spreads or any combination thereof, other than as required to participate in covered call option writing as discussed above.
               Foreign Securities. The Fund may invest in foreign currency denominated debt securities in the top two rating classes of Standard & Poor's or Moody's. Such securities must be issued by U.S. corporations or U.S. Government agencies or instrumentalities, must be liquid, readily salable and publicly traded in the U.S. securities markets, and, may not exceed 10% of total net assets of the Fund. Because the value of such securities varies not only with normal factors affecting the price of all domestic bonds (i.e. interest rate, monetary and economic factors), but also with the price change of such foreign currencies in relation to the U.S. dollar, such securities carry an inherently higher level of risk. The currencies used shall be limited to the Canadian dollar, the Australian dollar, the British pound, the German mark, the Japanese yen and ECU currency units. The Fund will not effect transactions in foreign securities markets.
               Other Investments. The Fund will not invest in when-issued securities or restricted securities. The Fund will only invest in certificates of deposits issued by banks which are members of the Federal Reserve System and which have total deposits in excess of one billion dollars.
                Limitations. The Fund has adopted other investment limitations, which like its investment objectives and the fundamental policies mentioned above, may not be changed without the approval of a majority of its shareholders. These limitations generally prohibit (1) investing more than 5% of total net assets in the securities of any one issuer (except obligations of the U.S. Government and its Agencies), (2) investing more than 25% of total net assets in any one industry, (3) borrowing money except in amounts up to 5% of its assets only for temporary, extraordinary purposes, (4) purchasing real estate, (5) investing in oil, gas or mineral exploration programs, (6) the pledge, mortgage or hypothecation of its assets, except for temporary or emergency purposes and then to an extent not greater than 10% of its assets at current value, and (7) more than 10% of total net assets invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities. A complete list of all investment restrictions is found in the Fund's Statement of Additional Information.
               Brokerage Practices. In valuing brokerage services, the Advisor makes a judgement of the usefulness of research and other information provided to the Advisor in managing the Fund's investment portfolio. In some cases, the information relates to a specific transaction placed with the broker, but for the greater part, the research consists of a wide variety of investment strategy, economic, financial and political information, useful to the Advisor in advising the Fund and its other clients.



               It is the policy of the Advisor to seek the best possible security price available with respect to each transaction at the best available commission rate. In selecting brokers, the Advisor considers the broker's reliability, the quality of its execution services and its financial strength. However, the Advisor also takes into account the value of research information received for use in advising the Fund. It is understood by the Fund that other clients of the advisor might also benefit from the information obtained. Where the Fund and one or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably. In most cases, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. The Fund may not allocate brokerage solely on the basis of selling Fund shares. During 1995, the portfolio turnover rate was 58.0%.



               There can, of course, be no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.



                               MANAGEMENT OF THE FUND

               Under an investment advisory agreement with the Fund, Madison Investment Advisors, Inc., (the `Advisor'') 6411 Mineral Point Road, Madison, Wisconsin, furnishes continuous investment service and management to the Fund. Madison Investment Advisors, Inc., a licensed investment advisory firm for over twenty-two years, provides professional portfolio management services to a number of other clients besides the Fund and has over $2.2 billion under management. Over 80% of the assets are invested in fixed income securities, with investment objectives substantially similar to the Fund. In addition, the Advisor manages Bascom Hill Investors, Inc., an investment company (mutual fund) with total net assets of $11.9 million on December 31, 1995, and Bascom Hill Balanced Fund, Inc. with total net assets of $10.9 million on December 31, 1995. Bascom Hill Investors, an equity oriented growth fund, and Bascom Hill Balanced Fund, a growth and income oriented balanced fund, have been managed by the Advisor since their initial offering in 1978 and 1986, respectively. Subject to the authority of the Board of Directors, the Advisor is responsible for the overall management of the Fund's business affairs besides having primary responsibility for investment decisions affecting the Fund's portfolio. All investment decisions for the Fund are made by the Investment Policy Committee. The Advisor receives an annual fee, paid quarterly, of .50 of 1% of the average daily net assets of the Fund. Advisory fees for the year ended December 31, 1995 were $30,159.



                                 PURCHASE OF SHARES

                                   Offering Price
               Shares purchased are subject to a 2.50% sales load. All orders will then be executed at the net asset value per share next computed after receipt of the investor's order by the Firstar Trust Company of Milwaukee, the Fund's Transfer Agent. Applications for purchase received by the Transfer Agent prior to the close of trading on the New York Stock Exchange (usually 4:00 p.m. New York time) will be based on the net asset value per share as of the end of that day. The net asset value of the Fund is determined by the daily closing market value of the FundOs assets minus any Fund liabilities. The net asset value per share is computed by dividing the value of the net assets of the Fund by the total number of shares outstanding. Portfolio securities are valued at the last sales price on the national securities exchange on which the securities are primarily traded, at prices determined immediately following the close of the New York Stock Exchange (usually 4:00 p.m. New York time). Securities not listed on an exchange or securities in which there were no transactions are valued at the most recent reported bid prices. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having maturities of less than 60 days are valued by the amortized cost method. Redemption of Fund shares may be subject to a redemption fee. (See `REDEMPTION OF SHARES''- Redemption Fee).



               The Fund is responsible for all normal and reasonable expenses of a mutual fund including management fees, custodian and transfer agent fees, auditor expenses, legal fees, directors' fees, printing and licensing fees, and other miscellaneous expenses. The Advisor bears all its expenses of providing services under its Agreement with the Fund, pays all salaries and expenses of the officers of the Fund, provides office space, telephone and other communication facilities and personnel to perform clerical and shareholder relations functions for the Fund. The Fund will not reimburse the Advisor for any such expenses. The Advisor is required to reimburse the Fund to the extent that total annual operating expenses, including the advisory fee and distribution fee but excluding interest, taxes and brokerage commissions, exceeds 2% of average net assets. Reimbursement shall be made on a quarterly basis by reduction to the advisory fee with total reimbursements reviewed annually. Total expenses for the year ended December 31, 1995 were 1.35% of the average net assets. The Advisor, together with its officers and employees, will not act as a broker or dealer in the sale of Fund shares.



               The minimum initial investment is $1,000, and the minimum for additional purchases is $100 (except for reinvestment of dividends and capital gain distributions). The minimum investment limitations apply to initial contributions to IRA accounts and retirement fund accounts. In the interest of economy, convenience and ease of redemption, actual stock certificates representing Fund shares will not be issued. Applications will not be accepted unless accompanied by payment.
               Sales Charge. There is a sales charge of 2.5% of the offering price (2.56% of the net amount invested) on the purchase of Fund shares. The sales charge will be paid to the broker or dealer at time of purchase unless the investor chooses to spread it out over a five year period (see `Alternative Payment Plan'' below). Madison may pay a periodic maintenance or service fee to qualified dealers as compensation for providing initial and ongoing services for their clients with respect to the Fund.
               Alternative Payment Plan. Shareholders who prefer not to pay the initial sales charge at time of purchase may elect to pay the sales charge over a five year period. If this election is made, the charge will be deducted from the shareholder's account beginning the following January 10 after the purchase and on each January 10 for the following four years. This annual charge will be an amount equal to .50% (.005) of the immediately preceding December 31 market value of the total original shares of each purchase (not including the reinvestment of dividend or capital gain distributions). There may or may not be an advantage in selecting this form of payment.
               Fund shares redeemed prior to the completion of this Payment Plan will be subject to the unpaid portion of the initial sales charge and may also be subject to a redemption fee as described below.

                                  Distribution Plan
               Madison Investment Advisors, Inc. (`Madison'') also acts as distributor of the Fund's shares pursuant to a contract (the `Distribution Agreement'') with the Fund. Pursuant to the Distribution Agreement and Rule 12b-1 Plan, Madison will pay, among other things, commissions and maintenance fees to selected brokers who sell shares of the Fund, the cost of printing prospectuses and other materials relating to the Fund, and other direct mail and advertising expenses in connection with the distribution of Fund shares. To compensate Madison for its expenses incurred under the Distribution Agreement, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (the `Plan'') under the Investment Company Act of 1940. Under the Plan, the Fund pays Madison a distribution fee, which is accrued daily and paid quarterly, of .25 of 1% on an annualized basis of the Fund's average daily net assets. Madison received $15,079 in distribution fees during 1995. The Plan does not obligate the Fund to reimburse Madison for all expenses incurred in fulfilling its obligations under the Distribution Agreement. In addition to the distribution fee, Madison receives the redemption fee imposed on some redemptions of shares (see `REDEMPTION OF SHARES'').
               It is likely that the annual distribution fees paid to Madison in the first few years will not reimburse it for all distribution expenses it will incur in these years. After the first few years, annual distribution fees paid to Madison may exceed actual distribution expenses incurred during that calendar year. Such excess distribution fees will then reimburse Madison for any unreimbursed expenses from prior years. At no time will the fees paid under the Distribution Plan result in a profit to Madison. In the event this does occur, any profit will be reimbursed to the Fund. The Plan does not permit reimbursement for Madison's overhead expenses, officer or employee salaries or expenses, or for any interest or financing charges on carryover expense amounts. If either the Plan or the Distribution Agreement is terminated or not renewed, any unreimbursed distribution expenses are the sole responsibility of Madison and are not obligations of the Fund.
               The Plan will remain in effect only if approved at least annually by the Fund's Board of Directors, including a majority of those directors who are not interested persons of the Fund (as defined in Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto. The Board will review quarterly a written report of amounts expended and purpose of such expenditures under the Plan.

                                REDEMPTION OF SHARES

               Fund shareholders may redeem their shares through their brokerage firms; or directly through the Transfer Agent. Shares may be redeemed by mailing a signed written request for redemption addressed to Madison Bond Fund, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. The written request must be signed exactly as the account is registered. Incomplete redemption requests will not be processed until complete information is available. Payment for shares redeemed will be made within seven days after receipt of the redemption request and will be paid in cash only. Redemptions will be effected at the FundOs net asset value next determined after receipt of a redemption order and may be subject to a redemption fee, as described below.

                                   Redemption Fee
               Fund shares redeemed within three years of their purchase will not be subject to a fee to the extent that the value of such shares: (a) represents capital appreciation of Fund assets or (b) represents reinvestment of dividend or capital gain distributions. Redemptions of other Fund shares effected within three years of their purchase may be subject to a redemption fee. The amount of any applicable fee will be calculated by multiplying the net asset value of such shares by the applicable percentage shown in the table below.


                                              Redemption Fee as a
                                              Percentage of Net
                                              Asset Value at
                                              Redemption
          Redemption During                   -----------
          Calendar Year of Purchase.........     2.0%
          Calendar Year After Purchase......     2.0%
          2nd Calendar Year After Purchase..     1.0%

             In determining the applicability and rate of any redemption fee, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, and finally of other shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the redemption fee will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any redemption fee will be paid to and retained by Madison Investment Advisors, Inc.

                             WAIVERS AND REDUCED CHARGES

               The redemption fee will be waived for certain redemptions in connection with distributions from an IRA or other qualified retirement plan. Purchases and redemptions of shares by officers, directors or employees of the Fund or Madison Investment Advisors, Inc., by investment management clients of Madison Investment Advisors, Inc. and related parties thereto, as defined by the Fund's Board of Directors from time to time, or shares on which the sales charge has been waived upon purchase by the broker or dealer, may not be subject to sales charges or redemption fees. A shareholder who redeems shares and reinvests the proceeds of the redemption in the Fund within fifteen days will receive a credit against the fee, if any, paid upon the redemption and the reinvestment will not be subject to an additional sales charge. The percentage of the fee credited to the shareholder will be the same as the percentage of the redemption proceeds reinvested.

                           SHAREHOLDER INQUIRIES & REPORTS

               Shareholders who wish information concerning the Fund's investments and daily net asset value per share may contact Madison Bond Fund, Inc., 6411 Mineral Point Road, Madison, Wisconsin 53705 or phone (608) 273-2020 or (800) 767-0300. Share applications, redemption request letters, requests for information, or notifications concerning a shareholder's account should be directed to Madison Bond Fund, Inc., c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or phone
          (414) 765-4124.
               Shareholders receive quarterly reports on the Fund. These reports contain information regarding the Fund's net assets along with management's discussion of the current market outlook and investment strategy. Shareholders are notified of any dividend and capital gain distributions as well as yearly tax information regarding their distributions. The annual shareholder meeting will be held in April or May.

               INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, AND TAXES

               The Fund intends to distribute to its shareholders substantially all of its net income and realized capital gains. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code and, therefore, does not pay income tax. Income dividends will generally be paid quarterly in April, July, October and December, while the long-term capital gains distribution, if any, will be paid in December. Shareholders are advised annually as to the tax status of all distributions made during the year. Capital gain distributions will be taxable to shareholders as long-term gains, regardless of the length of time the shares of the Fund have been held. Federal tax treatment of income dividends or capital gain distributions will be the same whether made in cash or reinvested in Fund shares. Due to frequent changes in the tax laws, investors are advised to consult with their tax advisor regarding the income tax treatment of income and capital gain distributions and expense deductions from the Fund.

                         REINVESTMENT PLAN FOR DISTRIBUTIONS

               Shareholders may elect, on the application form, to receive either income dividends or capital gain distributions or both in cash. If an election is not made, all income dividends and capital gain distributions will be reinvested in additional shares of the Fund. Shareholders may change their participation in the reinvestment plan by notifying the Fund in writing. Written notification of a change must be received prior to the record date of a distribution to be effective for that distribution.

                             DESCRIPTION OF FUND SHARES

               The Fund was incorporated in Wisconsin on October 11, 1989. The Fund has authorized common stock of 5,600,000 shares, $0.01 par value per share. All shares are of the same class with equal rights and privileges. Each share has one vote and participates equally in dividends and distributions declared by the Fund and, on liquidation, in its net assets remaining after satisfaction of outstanding liabilities.



                            INDIVIDUAL RETIREMENT ACCOUNT

               An Individual Retirement Account (IRA) is a savings plan for retirement. Money invested through an IRA compounds on a tax-free basis until it is distributed to the investor, usually upon retirement. Contributions to an IRA are invested in shares of the Fund with all dividend and capital gain distributions automatically reinvested.
               Individuals who are not `active participants'' in employer-maintained retirement plans may still deduct their IRA contribution which is limited to the lesser of $2,000 or 100% of their earned compensation. Spousal IRAs may be deducted up to $2,250 for taxpayers who have non-working spouses.
          Individuals who are `active participants'' in an employer sponsored pension or profit-sharing plan are limited in the deductibility of their IRA contribution depending on their level of income. Individual taxpayers with adjustable gross income of $25,000 or less and married taxpayers filing jointly, with an adjustable gross income of $40,000 may continue to deduct their IRA contributions. However, the deductible amount of the IRA contribution is reduced pro-rata and phased out completely when individuals have adjusted gross income greater than $35,000 and when married persons filing jointly claim adjusted gross income greater than $50,000.
               Nondeductible contributions of up to $2,000 or $2,250 for spousal IRAs may still be made. The income on the IRA account remains nontaxable to the taxpayer until it is distributed, usually upon retirement.
              The Fund sponsors IRA accounts and accepts rollover and transfer IRA accounts. Purchase and redemption of shares are treated as any other account. (See `PURCHASE OF SHARES'' page 7, and `REDEMPTION OF SHARES'' page 8) The initial contribution must be $1,000 or more. Subsequent payments may be as little as $100.
               The Firstar Trust Company will serve as Custodian. The Custodian will redeem from each account, regardless of size, a $12.50 annual maintenance fee. Please refer to the IRA Disclosure Brochure for a detailed listing of other fees.
               The Individual Retirement Account Disclosure Brochure is available by contacting the Fund. This information should be read carefully and consultation with an attorney or tax advisor may be advisable.


               No person has been authorized to give any information or to make any representations not contained in the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.
          ----------------------------------------------------------------


                                MADISON BOND FUND, INC.

                                6411 Mineral Point Road



                               Madison, Wisconsin  53705
                                    (608) 273-2020
                                    (800) 767-0300

                          STATEMENT OF ADDITIONAL INFORMATION

                                   February 28, 1996

               Investors should read the Prospectus, dated February 28, 1996 in conjunction with the Statement of Additional Information. Investors may obtain a Prospectus, without charge, from the Fund's office as listed above.



                                   TABLE OF CONTENTS
                                   -----------------


                                                               Page
                                                               ----

            General Information and History  ...............     1
            Investment Objectives and Policies..............     1
            Investment Restrictions.........................     2
            Principal Shareholders..........................     3
            Description of Fund Shares......................     4
            Management of the Fund..........................     4
            Investment Advisory and Other Services..........     5
            Brokerage.....  ................................     6
            Distribution Plan ..............................     6
            Purchase and Redemption of Fund Shares..........     7
            Determination of Net Asset Value................     8
            Tax Status......................................     8
            Financial Statements............................     9



                            GENERAL INFORMATION AND HISTORY

                 Madison Bond Fund, Inc. (the "Fund") was incorporated
              in Madison, Wisconsin as an investment company on October 11, 1989 and began its initial public offering of shares on April 23, 1990. The Fund's sponsor, investment advisor and distributor of its shares is Madison Investment Advisors, Inc. of Madison, Wisconsin. The Fund is designed to provide investors with a diversified, professionally managed portfolio.

                          INVESTMENT OBJECTIVES AND POLICIES

                 This information supplements the discussion of the
              Fund's investment objectives and policies as discussed on page 3 of the Prospectus. As highlighted in the Prospectus, the Fund's objectives are (1) production of current income consistent with its quality standards and
              (2) preservation of capital. These objectives are matters of fundamental policy and cannot be changed without the approval of a majority of shareholders. In addition, the Fund will invest at least 65% of its assets in bonds with the total portfolio having an average dollar weighted maturity of 10 years or less.

                 The Fund's management believes that capital
              preservation can best be achieved through flexibility of investment strategies. Although the careful selection of bonds is a primary factor affecting the investment return of the Fund, the percentage of the Fund's assets which may be invested at any particular time in bonds will depend upon management's judgment regarding the risks present in the stock and fixed income markets. When management believes that market risks are high and the prices of bonds may decline, the Fund may move substantial assets out of bonds and into short-term fixed income instruments such as U.S. Treasury Bills, U.S. Treasury Notes, U.S. Agency Notes or highly rated commercial paper (rated in the top two rating classes by Standard & Poor's or Moody's) or money market funds.

                 To achieve current income, the Fund intends to invest
              in corporate debt securities and obligations of the U.S. Government and its Agencies. Eligible corporate debt securities must be accorded one of the four highest quality ratings by Standard & Poor's or Moody's or, if unrated, judged by the Advisor to be of comparable quality. Bonds rated A, AA, or AAA by Standard & Poor's or Aaa, Aa, or A by Moody's indicate strong to high capacity of the company to pay interest and repay principal. However, the fourth highest rating, BBB, or Baa indicates adequate capacity to pay interest and repay principal but suggests that adverse economic conditions may weaken the company's ability to meet these obligations. Securities rated Baa are regarded by Moody's as having some speculative characteristics.

                 The Fund may hold repurchase agreements which are fully
              collateralized by a U.S. government security. Repurchase agreements may be entered into with a member bank of the Federal Reserve System or primary dealer in U.S. govern-ment securities under which the bank or dealer agrees to repurchase the security from the Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such periods. While the underlying obligation is a U.S. government security, the obligation of the seller to repurchase the security is not guaranteed by the U.S. government and there is the risk that the seller may fail to repurchase the security. Such agreements usually cover short periods, such as under one week. In general, the Fund will usually purchase overnight repurchase agreements which mature the following day. Not more than 10% of net assets will be invested in repurchase agreements and other illiquid securities with maturities of greater than seven days. The Fund may require the seller to provide additional collateral if the market value of the security falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

                                INVESTMENT RESTRICTIONS

                 The Fund has adopted the following restrictions which
              are matters of fundamental policy and cannot be changed without the approval of the holders of the majority of its outstanding shares:

                 1. The Fund will not purchase securities on margin, participate in a joint trading account, sell securities short, or act as an underwriter of securities. The Fund will be acting as an underwriter when it purchases or sells its own securities.

                 2. The Fund will not purchase or sell real estate or interest in real estate, commodities or commodity futures.

                 3. The Fund may make temporary bank borrowings (not in excess of 5% of the lower of cost or market value of the Fund's total assets) for emergency or extraordinary purposes, and not for the purchase of investment securi-ties.

                 4. The Fund may not pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 10% of its assets at current value.

                 5. Securities of other investment companies will not be purchased.

                 6. Investments will not be made for the purpose of exercising control or management of any company. The Fund will not purchase securities of any issuer if, as a result of such purchase, the Fund would hold more than 10% of the voting securities of such issuer or more than 10% of all or any class of securities of such issuer.

                 7. Not more than 5% of the total net assets will be invested in the securities of any one issuer (not including United States government securities.)

                 8. Not more than 25% of the Fund's total net assets will be concentrated in companies of any one industry.

                 9. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or officer, director, shareholder or interested person of its investment advisor.

                 10. The Fund will not acquire or retain any security
              issued by a company if one or more directors, shareholders or affiliated persons of its investment advisor beneficially own more than one-half of one percent (0.5%) of such company's securities, and all of the foregoing persons owning more than one-half of one percent (0.5%) together own more than 5% of such security.

                 11. The Fund will not purchase securities of companies
              which, together with predecessors, have a record of less than three years continuous operation.

                 12. The Fund will not invest in puts, calls, straddles,
              spreads or any combination thereof, other than as required to participate in a covered call option writing program.

                 13. The Fund will not invest in oil, gas or other
              mineral exploration or development programs, provided, however, this shall not prohibit the Fund from purchasing publicly traded securities or companies engaging in whole or in part in such activities.

                 14. The Fund will not purchase securities from or sell
              securities to any of its officers or directors, except with respect to its own shares.

                 15. The Fund will not invest in restricted securities.

                 16. The Fund will not make loans to any person (except
              that the Fund may, in fulfillment of its policies and objectives, purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities including commercial paper, bank certificates of deposit, repurchase agreements or U.S. Government securities including its agencies and instrumentalities).

                 17. The Fund will not purchase or issue any warrants.

                 18. All percentage limitations (except item 19) apply
              to the market value on the date of investment by the Fund.

                 19. Not more than 10% of  net assets at any time will
              be invested in repurchase agreements with maturities of greater than seven days or in other illiquid securities.

                 20. Not more than 10% of the total net assets may be
              invested in foreign currency denominated debt securities; such securities must be issued by U.S. corporations or U.S. government agencies or instrumentalities, must be readily saleable and publicly traded in the U.S. securities markets and be in the top two rating classes of Standard & Poor's or Moody's. Currencies used shall be limited to the Canadian dollar, the Australian dollar, the British pound, the German mark, the Japanese yen and ECU currency units. The Fund will not effect transactions in foreign securities markets.

                 Securities are not purchased with a view to rapid
              turnover, although it is expected short-term capital gains may be realized from time to time from the sale of assets held less than one year. Securities are purchased which are believed to have potential for capital appreciation. Securities will be sold if the Fund's management believes that such potential has been reached, is no longer feasible, or if the risk of a decline in the market price is too great.



                 The Fund's portfolio turnover rates were 58%, 78%,
              respectively, for the fiscal years ended December 31, 1995 and December 31, 1994. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. For the purpose of determining such portfolio turnover, securities whose maturity at the time of acquisition is one year or less are excluded.

                                PRINCIPAL SHAREHOLDERS

                 As of January 31, 1996, all officers and directors of
              the Fund, as a group beneficially owned less than 1.0% of the then outstanding shares.



                              DESCRIPTION OF FUND SHARES

                 The Fund was incorporated in Wisconsin on October 11,
              1989. The Fund has authorized common stock of 5,600,000 shares, $0.01 par value per share. All shares are of the same class with equal rights and privileges. Each share has one vote and participates equally in dividends and distributions declared by the Fund, and on liquidation, in its net assets remaining after satisfaction of outstanding liabilities.

                                MANAGEMENT OF THE FUND

                               Position(s) held    Principal occupations
         Name and Address      with the fund       during the past 5 years
         ----------------      ------------        -----------------------

         Chris Berberet         Treasurer          Vice President of Madison
         6411 Mineral Point                        Investment Advisors, Inc.
         Madison, WI.  53705                       Prior to joining Advisor,
                                                   he was associated with ELCA
                                                   Board of Pensions in
                                                   Minneapolis, MN.


         Frank E. Burgess        President,        President and Director of
         6411 Mineral Point      Director          Madison Investment Advisors
         Madison, WI  53705                        Inc., the Advisor to the
                                                   Fund.  Prior to forming
                                                   the Advisor in 1973, he was
                                                   Assistant Vice President &
                                                   Trust Officer of M&I Bank of
                                                   Madison, Wisconsin. He is a
                                                   member of the State
                                                   Bar of Wisconsin and Dane
                                                   County Bar Association.

         Katherine L. Frank      Vice President    Vice President of Madison
         6411 Mineral Point      Secretary         Investment Advisors, Inc.
         Madison, WI  53705                        since 1986.



         Jay R. Sekelsky         Vice President    Vice President of Madison
         6411 Mineral Point                        Investment Advisors, Inc.
         Madison, WI  53705                        since 1990.

        Jacqueline Stoppleworth Asst. Secretary   Controller of Madison
         6411 Mineral Point                        Investment Advisors, Inc.
         Madison, WI  53705                        With Advisor since 1988.

         James R. Imhoff Jr.     Director          President of First Weber
         429 Gammon Place                          Group, Inc. of Madison, WI.
         Madison, WI  53719

         Edmund B. Johnson       Director          Vice President and Director
         3302 Valley Creek                         of Medix of Wisconsin, Inc.
         Middleton, WI 53562



         Lorence D. Wheeler      Director          President of Credit Union
         222 W Washington                          Benefits Services, Inc.
         Madison, WI  53703

                 During 1995, the Fund paid, in aggregate, directors'
              fees of $3,000 to those Directors who are considered disinterested persons as defined in the Investment Company Act of 1940.


                 * Director of the Fund:  Is an "interested person" in
              the Fund and in the Advisor, as defined by the Investment Company Act of 1940.





                 During the fiscal year ended December 31, 1995, the
              Fund paid the following remuneration to the following group for services rendered:



                                                                    Total
                                         Pension of                 Compensation
                                         Retirement     Estimated   From
                            Aggregate    Benefits       Annual      Registrant
                            Compensa-    Accrued        Benefits    and Fund
         Name of Person,    tion From    As Part of     Upon        Complex Pd.


         *Frank E. Burgess      None       None          None          None
          Director, President
          James R. Imhoff, Jr.  $1000      None          None         $3,000
          Director
          Edmund B. Johnson     $1000      None          None         $3,000
          Director
          Lorence D. Wheeler    $1000      None          None         $3,000
          Director

          [FN]

              *All "interested" directors and officers of the Fund are compensated by the Advisor as specified by the investment advisory agreement





                        INVESTMENT ADVISORY AND OTHER SERVICES

                 Under an investment advisory agreement with the Fund,
              Madison Investment Advisors, Inc., 6411 Mineral Point Road., Madison, Wisconsin, furnishes continuous investment service and management to the Fund, for which it receives an annual fee, paid quarterly, based on the average net asset value of the Fund, as determined by valuations made at the close of each business day. The annual fee is .50 of 1% of the total net assets of the Fund. Personnel of the Advisor are primarily responsible for investment decisions affecting the Fund's portfolio. During the years ended December 31, 1995 and December 31, 1994 and December 31, 1993 the Fund paid the Advisor an aggregate of $30,159, $41,658 and $41,576, respectively, in advisory fees.



                 Under the investment advisory agreement, the Advisor,
              at its own expense and without reimbursement from the Fund, furnishes office space, office facilities, equipment, executive officers and executive expenses of the Fund. The Fund will pay all operating expenses including but not limited to the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expense of registering its shares with the Securities and Exchange Commission and various states, and the cost of prospectuses for existing shareholders, reports to shareholders, taxes, and legal expenses. Also included are fees to Directors who are not interested persons of the Advisor or officers or employees of the Fund, salaries of administrative and clerical personnel, auditing and accounting services, fees and expenses of any custodian, printing and mailing expenses, postage, and charges and expenses of dividend disbursing agents, registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling.

                 The Advisor has undertaken to reimburse the Fund to the
              extent that the aggregate annual operating expenses, including the investment advisory fee and distribution fees but excluding interest, taxes, and brokerage commis-sions, exceeds 2% of average daily net assets. The Advisor shall, on a quarterly basis, reimburse the Fund for all expenses in excess of these amounts.

                 The agreement with the Advisor is not assignable and
              may be terminated by either party, without penalty, on sixty days' notice. Otherwise, the agreement continues in effect as long as it is approved annually by (a) the Board of Directors or by a vote of a majority of the outstanding shares of the Fund, and (b) in either case, by the affirmative vote of a majority of directors, who are not parties to the agreement or "interested persons" of the Advisor, as defined in the Investment Company Act of 1940, as amended, cast in person at a meeting called for the purpose of voting for such approval.

                  The Advisor may act as an investment advisor to other
              persons, firms or corporations, including investment companies. Madison Investment Advisors, Inc., is a registered investment advisor and has numerous advisory clients of its own, including Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc., both registered investment companies. The Advisor was founded in 1973 and has never been controlled by or affiliated with any other business entity or person.

                 Frank E. Burgess, President, and Director of the Fund
              is also President and Director of the Advisor.  Katherine
              L. Frank is Vice President and Secretary of the Fund and also Vice President of the Advisor. Jay R. Sekelsky is Vice President of the Fund and Vice President of the Advisor. Chris Berberet is Treasurer of the Fund and Vice President of the Advisor. Jacqueline Stoppleworth is Assistant Secretary of the Fund and Controller of the Advisor. Mr. Burgess owns a majority of the controlling interest in the Advisor. Investment decisions are made by the Investment Policy Committee.

                 The Advisor relies upon information supplied by the
              analytical staffs of major brokerage firms as well as other publications and research services. A discussion of how the Advisor allocates investment opportunities among clients, how the Advisor decides which client should purchase certain securities and how portfolio transactions are allocated among brokers is found under "BROKERAGE" below.

                 Williams, Young and Associates, P.O. Box 8700, Madison,
              Wisconsin, 53708 is the Fund's independent public accountant.

                 The custodian for the Fund's assets is Firstar Trust
              Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701. The Firstar Trust Company also serves as the transfer agent for the Fund.

                                       BROKERAGE

                 Portfolio brokerage transactions of the Fund are placed
              with those securities brokers which the Advisor believes will provide the best value in brokerage and research services for the Fund, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

                 In valuing brokerage services, the Advisor makes a
              judgment of the usefulness of research and other information provided by a broker to the Advisor in managing the Fund's investment portfolio. In some cases, the information, e.g. data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but, for the greater part, the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Advisor in advising the Fund and other clients of the Advisor.

                 In compensating brokers for their services, the Advisor
              takes into account the value of the information received for use in advising the Fund. It is understood by the Fund that other clients of the advisor might also benefit from the information obtained. Where the Fund and one or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions will, to the extent possible, be averaged as to price and allocated equitably. In most cases, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



                 The Fund may not allocate brokerage solely on the basis
              of selling Fund shares. When feasible and practical, over-the-counter purchases and sales are transacted directly with principal market makers. Principal market makers are not paid a direct commission. They receive in payment the difference between the bid and asked prices for a particular security. Principle transactions totalled $5,758,567, $13,017,363 and $13,203,739 during the years ended December 31, 1995, December 31, 1994 and December 31, 1993, respectively.

                                   DISTRIBUTION PLAN

                 The Fund has adopted a Distribution Plan under which,
              among other things, it intends to pay quarterly to Madison Investment Advisors, Inc. ("Madison"), as distributor of the Funds shares, a distribution fee equal, on an annual basis, to .25 of 1% of its average daily net assets. As required by Rule 12b-1 under the Investment Company Act of 1940, the Plan was approved by the initial Fund shareholders, was approved at the Fund's first annual meeting following the initial public offering of its shares, and was approved (together with the contract pursuant to which the fee is paid) by the Board of Directors including a majority of the Directors who are not interested persons of the Fund (as defined by the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. In addition to the distribution fee, Madison receives the redemption fee imposed on some redemptions of shares. During the years ended December 31, 1995, December 31, 1994 and December 31, 1993, the Fund paid Madison $15,079, $20,829 and
              $20,788, respectively, in distribution fees. The redemption fees collected were $39,693, $60,784 and $9,835.



                 Pursuant to the Distribution Agreement and Rule 12b-1
              Plan, Madison will pay, among other things, commissions and maintenance fees to selected authorized securities dealer who sell shares of the Fund, the cost of printing prospectuses and other materials relating to the Fund, postage and other direct mail and advertising expenses in connection with the distribution of Fund shares. Under the Plan, Madison will provide the Directors for their review, promptly after the end of each quarter, a written report setting forth all amounts expended under the Plan and the purpose for each expenditure.

                 If either the Plan or the Distribution Agreement is
              terminated or not renewed, any distribution expenses incurred by Madison before or after that time will not be reimbursed. Madison may incur substantial expenses in the early years in expectation of being reimbursed by distribution fees. However, if the Plan is terminated, Madison will not continue to be reimbursed for distribution fees, whether incurred before or after such termination. Expenses incurred in excess of distribution fee payments are the sole responsibility of Madison and are not obligations of the Fund. The Plan does not permit reimbursement for Madison's overhead expenses, officer or employee salaries or expenses, or for any interest or financing charges on carryover expense amounts.

                        PURCHASE AND REDEMPTION OF FUND SHARES

                 As briefly discussed in the Prospectus, applications
              for the purchase of shares should be made to Madison Bond Fund, Inc. c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701. The price per share will be the net asset value computed after the time the application is received. (See "DETERMINATION OF NET ASSET VALUE", page 13). The net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received at or before that day's close of trading on the New York Stock Exchange (the "Exchange"). The Exchange usually closes at 4:00 p.m. New York time. Applications for purchase of shares and requests for redemptions of shares received after the close of trading on the Exchange will be based on the net asset value as determined as of the close of trading on the next day the Exchange is open.

                 All applications to purchase capital stock are subject
              to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment. However, minor differences between amounts submitted and actual costs of shares will be refunded or billed. It is the policy of the Fund not to accept applications under circumstances or in amounts considered disadvantageous to existing shareholders.

                 The Board of Directors of the Fund is authorized from
              time to time to fix upper and lower limits on the number of shares which may be purchased. Pursuant to this authority, the Board of Directors has established $1,000 as the minimum initial purchase and $100 as the minimum for any subsequent purchase, except through dividend or capital gain reinvestment.

                 Purchase of Fund shares will be made in full and
              fractional shares, computed to three decimal places, unless the investor specifies full shares only.

                 Certificates representing Fund shares purchased will
              not be issued. The Fund's transfer agent, Firstar Trust Company, Milwaukee, Wisconsin, will credit the shareholder's account with the number of shares purchased. The Fund offers this service to relieve shareholders of responsibility for safekeeping certificates and to eliminate the need for delivery of certificates in the event of redemption. Written confirmations are issued for all purchases of Fund shares.

                 A shareholder may require the Fund at any time to
              redeem his or her shares in whole or in part. Redemption is accomplished by delivering to the Fund, c/o Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, a signed written request for redemption. The written redemption request must be signed exactly as the shares are registered. If the account is owned jointly, both owners must sign. Redemption cannot be accomplished by telephoning or telegraphing the Fund or Firstar Trust Company. The redemption price is the net asset value next computed after receipt of written request in the proper form set out above.

                 If there is doubt as to what is necessary in order to
              redeem shares, please write or call the Fund's transfer agent, Firstar Trust Company (telephone no. (414) 765-
              4124), prior to submitting the redemption request. No redemption request will become effective until all documents have been received in proper form by the transfer agent.

                 All redemptions will be processed immediately upon
              receipt and the Fund will return redemption requests that contain restrictions as to the time or date redemptions are to be affected. The redemption price will depend on the market value of the investments in the Fund's portfolio at the time of redemption, (see "DETERMINATION OF NET ASSET VALUE") and may be more or less than the cost of shares redeemed. Payments for shares redeemed will be made within seven days after redemption and redemption will be made in cash only.

                 The right of redemption may be suspended for any period
              during which the New York Stock Exchange is closed other than customary and weekend and holiday closings, and may be suspended for any period during which trading on the Exchange is restricted as determined that an emergency exists and, therefore, it is not reasonably practical for the Fund to dispose of its securities nor to fairly determine the value of its net assets.

                 Shares of the Fund may be transferred in much the same
              manner as they are redeemed. Written instructions must be delivered to the Fund, c/o The Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin, 53201-0701, endorsed or accompanied by the instrument of transfer and guaranteed in the same manner as described under "PURCHASE AND REDEMPTION OF FUND SHARES". The instructions must be signed exactly as provided in "PURCHASE AND REDEMPTION OF FUND SHARES" for redemption of shares. The Fund is not bound to record any transfer on the stock transfer books maintained by the Trust Company until all required documents have been received by it.

                           DETERMINATION OF NET ASSET VALUE

                 The price investors pay for shares, the net asset
              value, is determined by dividing the total net assets of the Fund by the total number of full and fractional shares outstanding at that time. The net assets of the Fund are determined by deducting the liabilities of the Fund from total asset value. The net asset value is determined as of the close of trading on the New York Stock Exchange exclusive of federal holidays. Federal holidays include New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares purchased are subject to a 2.50% sales charge (see prospectus for details).

                 Securities traded on a stock exchange will ordinarily
              be valued on the basis of the last sale price on the date of valuation, or in the absence of any sale on that day, the closing bid price. Securities not listed on an exchange or securities in which there were no transactions are valued at the most recent reported bid prices. Any securities for which market quotations are not readily available are valued at fair value as is determined in good faith by the Board of Directors. Short-term securities with over 60 days to maturity are valued at market value; those under 60 days to maturity are valued at amortized cost. All assets other than securities will be valued at their then current fair value as determined in good faith by the Board of Directors.

                                      TAX STATUS

                 During the current taxable year and in future years,
              the Fund intends to qualify under the provisions of Sections 851-855 of the Internal Revenue Code (Subchapter
              M) applicable to investment companies.

                 Upon qualifying under the federal tax laws related to
              investment companies, the Fund will not be subject to federal taxes on income or capital gains distributed to the shareholders. Distributions designated as "capital gains distributions" (meaning the excess of net long-term capital gains over net short-term capital losses) will be taxable to shareholders as long-term gains, regardless of the length of time shares of the Fund have been held. Currently, the maximum long-term capital gains tax rate is 28%. Distributions of the excess of net short-term gains over the net long-term capital losses and income dividend distributions are made in cash or reinvested in additional shares of the Fund.
                 If the Fund does not qualify for preferential tax
              treatment in any fiscal year, it will be taxed as an ordinary corporation. The net asset value per share may be adversely affected as a result.

                 Since at the time of purchase of Fund shares the Fund
              may have undistributed income or capital gains, distributions received shortly after such purchase by a shareholder may be taxable to the shareholder, although it is, in whole or in part, a return of capital and may have the effect of reducing the net asset value per share.

                 Distributions from net investment income are taxable as
              ordinary income to shareholders. Distributions may be subject to state income tax in states having such a tax. It is recommended that investors consult with their personal tax advisor in evaluating their individual tax situation.

                 The Fund is legally required to deduct and withhold
              income tax from a distribution payment at a 20 percent rate if:

                 (1) The shareholder fails to furnish his/her taxpayer identification number to the Fund;
                 (2) The IRS notifies the Fund that the taxpayer identification number furnished by the shareholder is incorrect;
                 (3) The IRS notifies the Fund that backup withholding should be commenced because the shareholder has failed to properly report interest or dividend income; or
                 (4) When required to do so, the shareholder fails to certify, under penalties of perjury, that he/she is not subject to backup withholdings.

                 In addition, under the new IRA rollover rules, any
              distribution from an employer - sponsored plan is subject to 20% mandatory withholding, unless it is directly "rolled over" into an IRA. (See the IRA Disclosure Brochure for details)

                 The Tax Reform Act of 1986 made major changes in the
              entire tax system, impacting all investors including all individuals or taxable entities that invest in the Fund. Individual income tax rates declined to a top rate of 28%. Currently, capital gains are taxable at ordinary income rates. Therefore, each investor should consult with his or her tax advisor regarding the income tax treatment of income and capital gain distributions and expense deductions from the Fund in future years.



                                 FINANCIAL STATEMENTS

                 The following financial information contained in the
              Annual Report for Madison Bond Fund, Inc. for the year ended December 31, 1995 is incorporated herein by reference:



                 (a)    Statement of Net Assets
                 (b)    Statement of Changes in Net Assets
                 (c)    Statement of Operations
                 (d)    Notes to Financial Statements
                 (e)    Report of Independent Public Accountants
                 A copy of the Annual Report will accompany the
              Statement of Additional Information whenever the Statement of Additional Information is requested by a shareholder or prospective investor.

            PART C:   OTHER INFORMATION

            Form N-1A
            Item No.
            --------


              24.     Financial Statements and Exhibits
                      ---------------------------------


                      (a) Per share income and capital changes for the
                          period ended December 31, 1990 and the years ended December 31, 1991, 1992,1993, 1994 and
                          1995.



                          Financial Statements Included in Shareholder
                          Annual Report for the year ended December 31, 1995.

                           (1)   Statement of Net Assets
                           (2)   Statement of Changes in Net Assets
                           (3)   Statement of Operations
                           (4)   Notes to Financial Statements

                      (b)  Exhibits:

                      EXHIBIT
                        NO.          DESCRIPTION OF EXHIBIT
                      -------    --------------------------


                        1.       Articles of Incorporation *
                        2.       Bylaws*
                        3.       N/A
                        4.       N/A
                        5.       Investment Advisory Agreement*
                        6(a).    Distribution Agreement *
                        6(b).    Form of Authorized Dealer Agreement *
                        7.       N/A
                        8(a).    Custodian Agreement *
                        8(b).    Transfer/Dividend Disbursing Agent
                                 Agreement *
                        9.       N/A
                        10.      Opinion and Consent of Counsel *
                        11.      Consent of Independent Public Accountant
                        12.      N/A
                        13.      Subscription of Purchase Agreement *
                        14.      IRA Plan *
                        15.      Rule 12b-1 Plan *

                        * Previously filed and incorporated herein by reference.

           25.  Persons Controlled by or under Common Control with Registrant
                -------------------------------------------------------------

                                    None



           26.  Number of Holders of Securities as of December 31, 1995
                -------------------------------------------------------

                      Title of Class            Number of Record Holders
                      --------------            ------------------------
                       Common Stock                        197



           27.  Indemnification
                ---------------


                          Article VIII of the Registrant's Bylaws
                      provides for the indemnification of its directors and officers and, therefore, is incorporated herein by reference.


           28.  Business and Other Connections of Investment Advisor
                ----------------------------------------------------

                          Madison Investment Advisors, Inc., is the
                      only investment advisor to the Registrant.



                          Set forth below is a list of the officers and
                      directors of Madison Investment Advisors, Inc. as of January 31, 1996, together with information as to any other business, profession, vocation or employment of a substantial nature of those officers and directors during the past two years:




                                       Position with Madison
               Name                    Investment Advisors, Inc.   Other
               ----                    -------------------------   -----

               Frank E. Burgess        President, Treasurer and    (1)
                                       Director
               Christopher C. Berberet Vice President              (1)



               Richard L. Ford         Vice President
               Katherine L. Frank      Vice President              (1)
               L. Louis LeGoullon      Vice President
               John F. McClure         Vice President, Secretary
                                       Director
               Michael J. Schlageter   Vice President, Director
               Jay R. Sekelsky         Vice President              (1)
               Michael R. Yaktus       Vice President

               Note (1): Certain of the indicated persons are officers and directors of Bascom Hill Investors, Bascom Hill BALANCED Fund and Madison Bond Fund, all open-ended, diversified investment companies for which Madison Investment Advisors, Inc. also acts as investment advisor.



           29.    Principal Underwriters
                  ----------------------


                          Madison Investment Advisors, Inc. acts as Dis-
                      tributor of the shares of common stock of the Registrant under a Distribution Agreement to this Registration Statement. Madison Investment Advisors, Inc. also acts as investment advisor to Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund Inc., both registered investment companies. The officers and directors of Madison Investment Advisors, Inc., their positions or offices, are outlined in Item 28 of this Registration Statement immediately above.




           30.    Location of Accounts and Records
                  --------------------------------


                          All accounts, books, and other documents required to
                      be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant at 6411 Mineral Point Road, Madison, WI 53705-4341 and at the offices of the Registrant's transfer agent and custodian, Firstar Trust Company located at 615 East Michigan Avenue, Milwaukee, WI 53201.

           31.    Management Services
                   -------------------


                          Registrant is not a party to any management-related
                      service contract other than set forth in Part A or Part B of this Form.

           32.    Undertakings
                  ------------


                          Registrant agrees to furnish each person to whom a
            prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.



                                     EXHIBIT 11

                      Consent of Independent Public Accountant



                         CONSENT OF INDEPENDENT ACCOUNTANTS
            As independent public accountants, we hereby consent to the use of our report dated January 25, 1996, and to all references to our Firm included in or made a part of the Registration Statement on Form N-1A.

            WILLIAMS, YOUNG & ASSOCIATES, LLC

            Madison, Wisconsin
            February 10, 1996



                                     SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirement for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Madison and State of Wisconsin on the 15th day of February, 1995.


                                          Madison Bond Fund, Inc.


                                          XXXXXXXXXXXXX
                                          --------------------


                                          Frank E. Burgess, President

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.






            Name                   Title                 Date



           Frank E. Burgess        Director              2/26/96


           James R. Imhoff, Jr.    Director              2/26/96


           Edmund B. Johnson       Director              2/26/96


           Lorence D. Wheeler      Director              2/26/96